Shareholder Report, Holdings (Details)	Aug. 31, 2026
Defiance AI & Power Infrastructure ETF | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Defiance AI & Power Infrastructure ETF | GE Vernova, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Defiance AI & Power Infrastructure ETF | Quanta Services, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance AI & Power Infrastructure ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Defiance AI & Power Infrastructure ETF | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance AI & Power Infrastructure ETF | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Defiance AI & Power Infrastructure ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance AI & Power Infrastructure ETF | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance AI & Power Infrastructure ETF | Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance AI & Power Infrastructure ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance AI & Power Infrastructure ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.524%
Defiance AI & Power Infrastructure ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.172%
Defiance AI & Power Infrastructure ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.141%
Defiance AI & Power Infrastructure ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.082%
Defiance AI & Power Infrastructure ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.034%
Defiance AI & Power Infrastructure ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.023%
Defiance AI & Power Infrastructure ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.011%
Defiance AI & Power Infrastructure ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Defiance AI & Power Infrastructure ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.003%
Defiance Gold Enhanced Options Income ETF | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Defiance Gold Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 10/16/2026; Exercise Price: $415.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Gold Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $410.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $421.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $426.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Defiance Gold Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Defiance Gold Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Defiance Gold Enhanced Options Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Gold Enhanced Options Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Gold Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Gold Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
Defiance Large Cap ex-Mag 7 ETF | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Large Cap ex-Mag 7 ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Large Cap ex-Mag 7 ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Large Cap ex-Mag 7 ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Large Cap ex-Mag 7 ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Large Cap ex-Mag 7 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Defiance Large Cap ex-Mag 7 ETF | Exxon Mobil Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Large Cap ex-Mag 7 ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Large Cap ex-Mag 7 ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Large Cap ex-Mag 7 ETF | Walmart Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Large Cap ex-Mag 7 ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Defiance Large Cap ex-Mag 7 ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Large Cap ex-Mag 7 ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Defiance Large Cap ex-Mag 7 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance Large Cap ex-Mag 7 ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Defiance Large Cap ex-Mag 7 ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Defiance Large Cap ex-Mag 7 ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Defiance Large Cap ex-Mag 7 ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Large Cap ex-Mag 7 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Large Cap ex-Mag 7 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Defiance Large Cap ex-Mag 7 ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Defiance Large Cap ex-Mag 7 ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Defiance Nasdaq 100 Income Target ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Nasdaq 100 Income Target ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Defiance Nasdaq 100 Income Target ETF | Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Nasdaq 100 Income Target ETF | Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,450.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Nasdaq 100 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Nasdaq 100 Income Target ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Nasdaq 100 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Nasdaq 100 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Nasdaq 100 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,450.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | NASDAQ 100 Index, Expiration: 12/18/2026; Exercise Price: $2,001.40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | NASDAQ 100 Index, Expiration: 12/18/2026; Exercise Price: $10.44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | NASDAQ 100 Index, Expiration: 09/01/2026; Exercise Price: $29,300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Nasdaq 100 LightningSpread(TM) Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Nasdaq 100 Weekly Distribution ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Nasdaq 100 Weekly Distribution ETF | NASDAQ 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $1,000.34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Defiance Nasdaq 100 Weekly Distribution ETF | NASDAQ 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,548.29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Nasdaq 100 Weekly Distribution ETF | Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,456.97 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Nasdaq 100 Weekly Distribution ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Defiance Nasdaq 100 Weekly Distribution ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Nasdaq 100 Weekly Distribution ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Nasdaq 100 Weekly Distribution ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance Oil Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Defiance Oil Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Oil Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/18/2026; Exercise Price: $140.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $135.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $134.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 9/18/2026; Exercise Price: $140.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $131.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $129.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Defiance Oil Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.10%
Defiance Oil Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Defiance Oil Enhanced Options Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Defiance Oil Enhanced Options Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Oil Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
Defiance Oil Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
Defiance R2000 Weekly Distribution ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance R2000 Weekly Distribution ETF | Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Defiance R2000 Weekly Distribution ETF | Russell 2000 Index, Expiration: 09/01/2026; Exercise Price: $2,996.21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance R2000 Weekly Distribution ETF | Russell 2000 Index, Expiration: 09/01/2026; Exercise Price: $2,956.45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance R2000 Weekly Distribution ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Defiance R2000 Weekly Distribution ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance R2000 Weekly Distribution ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance R2000 Weekly Distribution ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance S&P 500 Income Target ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance S&P 500 Income Target ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,703.05 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,686.14 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance S&P 500 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance S&P 500 Income Target ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance S&P 500 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance S&P 500 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance S&P 500 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Defiance S&P 500 Weekly Distribution ETF | First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Defiance S&P 500 Weekly Distribution ETF | S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,686.14 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance S&P 500 Weekly Distribution ETF | S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $600.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Defiance S&P 500 Weekly Distribution ETF | S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,712.27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance S&P 500 Weekly Distribution ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Defiance S&P 500 Weekly Distribution ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Defiance S&P 500 Weekly Distribution ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Defiance S&P 500 Weekly Distribution ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)

[1]	Less than 0.05% of net assets.